Trade and other receivables - current (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other current receivables

(in thousands of USD)	December 31, 2018	December 31, 2017
Trade receivables	64,923	32,758
Accrued income	17,765	12,465
Accrued interest	750	52
Deferred charges	39,734	24,797
Deferred fulfillment costs	2,140	—
Other receivables	180,414	66,725
Total trade and other receivables	305,726	136,797